TAXATION - Uncertain Tax Positions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions
Unrecognized tax benefits, beginning of year	¥ 34,763	¥ 32,152	¥ 26,246
The amount of decreases in the unrecognized tax benefits relating to settlements with taxing authorities	(50)	(69)	(242)
Additions for tax position of current year	5,063	3,231	6,148
Decrease due to disposal of subsidiaries (Note 26)		(551)
Decrease due to deregistration of subsidiary	(5,465)
Decrease due to expiration of claw-back period	(12,836)
Unrecognized tax benefits, end of year	¥ 21,475	¥ 34,763	¥ 32,152